Fair Value (Details) - Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2019		Dec. 31, 2018
Assets, at Fair Value	$ 1,185,522		$ 678,582
Liabilities, at Fair Value	952,002		524,178
Cash Equivalents [Member]
Assets, at Fair Value	28,122	[1]	21,630	[2]
U.S. Government and Agencies [Member]
Assets, at Fair Value	9,193		8,223
Domestic Corporate Securities [Member]
Assets, at Fair Value	17,235		16,655
Residential Mortgage Backed Securities [Member]
Assets, at Fair Value	3,234		653
Foreign Corporate Securities [Member]
Assets, at Fair Value	4,081		4,038
Debt Securities [Member]
Assets, at Fair Value	35,744		29,569
Derivatives Embedded in Assets on Deposits [Member]
Assets, at Fair Value	952,002		524,178
Liabilities, at Fair Value	952,002		524,178
Separate Account Assets [Member]
Assets, at Fair Value	169,654		103,205
Other Structured Securities [Member]
Assets, at Fair Value	2,001
Level 1 [Member]
Assets, at Fair Value	28,122		21,630
Liabilities, at Fair Value
Level 1 [Member] | Cash Equivalents [Member]
Assets, at Fair Value	28,122	[1]	21,630	[2]
Level 1 [Member] | U.S. Government and Agencies [Member]
Assets, at Fair Value
Level 1 [Member] | Domestic Corporate Securities [Member]
Assets, at Fair Value
Level 1 [Member] | Residential Mortgage Backed Securities [Member]
Assets, at Fair Value
Level 1 [Member] | Foreign Corporate Securities [Member]
Assets, at Fair Value
Level 1 [Member] | Debt Securities [Member]
Assets, at Fair Value
Level 1 [Member] | Derivatives Embedded in Assets on Deposits [Member]
Assets, at Fair Value
Liabilities, at Fair Value
Level 1 [Member] | Separate Account Assets [Member]
Assets, at Fair Value
Level 1 [Member] | Other Structured Securities [Member]
Assets, at Fair Value
Level 2 [Member]
Assets, at Fair Value	205,398		132,774
Liabilities, at Fair Value
Level 2 [Member] | Cash Equivalents [Member]
Assets, at Fair Value		[1]		[2]
Level 2 [Member] | U.S. Government and Agencies [Member]
Assets, at Fair Value	9,193		8,223
Level 2 [Member] | Domestic Corporate Securities [Member]
Assets, at Fair Value	17,235		16,655
Level 2 [Member] | Residential Mortgage Backed Securities [Member]
Assets, at Fair Value	3,234		653
Level 2 [Member] | Foreign Corporate Securities [Member]
Assets, at Fair Value	4,081		4,038
Level 2 [Member] | Debt Securities [Member]
Assets, at Fair Value	35,744		29,569
Level 2 [Member] | Derivatives Embedded in Assets on Deposits [Member]
Assets, at Fair Value
Liabilities, at Fair Value
Level 2 [Member] | Separate Account Assets [Member]
Assets, at Fair Value	169,654		103,205
Level 2 [Member] | Other Structured Securities [Member]
Assets, at Fair Value	2,001
Level 3 [Member]
Assets, at Fair Value	952,002		524,178
Liabilities, at Fair Value	952,002		524,178
Level 3 [Member] | Cash Equivalents [Member]
Assets, at Fair Value		[1]		[2]
Level 3 [Member] | U.S. Government and Agencies [Member]
Assets, at Fair Value
Level 3 [Member] | Domestic Corporate Securities [Member]
Assets, at Fair Value
Level 3 [Member] | Residential Mortgage Backed Securities [Member]
Assets, at Fair Value
Level 3 [Member] | Foreign Corporate Securities [Member]
Assets, at Fair Value
Level 3 [Member] | Debt Securities [Member]
Assets, at Fair Value
Level 3 [Member] | Derivatives Embedded in Assets on Deposits [Member]
Assets, at Fair Value	952,002		524,178
Liabilities, at Fair Value	952,002		524,178
Level 3 [Member] | Separate Account Assets [Member]
Assets, at Fair Value
Level 3 [Member] | Other Structured Securities [Member]
Assets, at Fair Value

[1]	Excludes cash of $915 that is not subject to fair value accounting.
[2]	Excludes cash of $3,282 that is not subject to fair value accounting.